Note 16 - Financial Instruments - Fair Value of Company's Liabilities (Details)	Dec. 31, 2020 USD ($)
Interest Rate Swap, Current Portion [Member]
Interest rate swap contract	$ 203,553
Interest Rate Swap, Current Portion [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap contract
Interest Rate Swap, Current Portion [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contract	203,553
Interest Rate Swap, Current Portion [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap contract
Interest Rate Swap, Long-term Portion [Member]
Interest rate swap contract	362,195
Interest Rate Swap, Long-term Portion [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap contract
Interest Rate Swap, Long-term Portion [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contract	362,195
Interest Rate Swap, Long-term Portion [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap contract